CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010 Scenario, Previously Reported	Dec. 31, 2010 Scenario, restated
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	1,200,000	25,000,000
Common stock, shares issued	4,000,000	1,000,000	4,000,000
Common stock, shares outstanding	4,000,000	1,000,000	4,000,000